General and Administrative Expenses	6 Months Ended
Sep. 30, 2025
Selling, General and Administrative Expense [Abstract]
General and Administrative Expenses [Text Block]

21. General and Administrative Expenses

General and administrative expenses were comprised of the following:

	Three-months ended September 30,		Six-months ended September 30,
	2025	2024	2025	2024
Management fees, salaries and wages	$2,481	$761	$3,996	$1,733
Marketing	567	563	1,081	946
Office, administration and regulatory	1,951	1,098	3,516	2,080
Professional fees, advisory and consulting	2,801	959	4,957	2,065
Total	$7,800	$3,381	$13,550	$6,824